Common Stock, Warrants and Options	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Common Stock, Warrants and Options

Note 3 – Common Stock, Warrants and Options

The Company has issued warrants which have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value. Outstanding subscription warrants were revalued as of March 31, 2025, with various inputs using a Black Scholes model. Broker warrants are valued at the time of issuance and not remeasured. The following is a summary of warrants issued and outstanding.

As of March 31, 2025:

Issue Date	Expiration Date	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
4/14/2022	4/13/2025	$0.15	0	120%	6,250,000
4/24/2023	4/24/2025	$0.10	1,346	126%	14,500,000
10/25/2024	10/25/2027	$0.12	166,268	184%	6,000,000
12/3/2024	12/3/2027	$0.12	94,997	197%	3,230,000
12/23/2024	12/23/2027	$0.12	39,037	199%	1,310,000

			$301,648		31,290,000
Broker Warrants
4/24/2023	4/24/2025	$0.10	7,954	117%	220,303

			$7,954		220,303

As of March 31, 2024:

Issue Date	Expiration Date	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
5/25/2021	5/31/2024	$0.15	$579	120%	6,250,000
9/30/2021	5/31/2024	$0.15	236	111%	3,108,700
4/14/2022	4/13/2025	$0.15	37,568	110%	6,250,000
8/12/2022	8/12/2024	$0.12	12,573	142%	3,247,500
8/31/2022	8/31/2024	$0.12	12,343	150%	2,300,000
9/14/2022	9/14/2024	$0.12	13,793	140%	2,760,200
10/24/2022	10/24/2024	$0.12	2,682	127%	500,000
4/24/2023	4/24/2025	$0.10	136,127	109%	14,500,000
1/17/2024	1/17/2026	$0.05	102,877	110%	5,000,000

			$318,778		43,916,400
Broker Warrants
4/14/2022	4/13/2024	$0.15	1,344	138%	70,000
8/31/2022	8/31/2024	$0.12	6,312	132%	104,250
9/14/2022	9/14/2024	$0.12	2,921	134%	80,100
4/24/2023	4/24/2025	$0.10	7,954	117%	220,303

			$18,531		474,653

The following is a summary of warrants exercised, issued and expired:

Total

Balance at December 31, 2023	39,391,053
Exercised	0
Issued	15,540,000
Expired	(18,420,750)
Balance at December 31, 2024	36,510,303
Exercised	0
Issued	0
Expired	(5,000,000)
Balance at March 31, 2025	31,510,303
Weighted average exercise price	$0.12